UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Real Estate Investment

Portfolio

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Actual	.81%	$ 1,000.00	$ 1,042.50	$ 4.17
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.12	$ 4.13

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	11.9	11.7
Public Storage	8.7	7.5
Ventas, Inc.	7.3	6.7
Prologis, Inc.	7.0	6.0
HCP, Inc.	5.8	4.3
Equity Residential (SBI)	4.5	6.5
Host Hotels & Resorts, Inc.	4.4	3.6
Boston Properties, Inc.	3.0	4.0
Kimco Realty Corp.	3.0	4.2
AvalonBay Communities, Inc.	2.9	1.9
	58.5
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Industrial Buildings	20.8	18.7
REITs - Malls	17.8	17.9
REITs - Apartments	16.3	18.3
REITs - Health Care Facilities	13.1	11.0
REITs - Office Buildings	8.9	9.9
Asset Allocation (% of fund's net assets)
As of January 31, 2013	As of July 31, 2012
Stocks 97.9%	Stocks 98.8%
Short-Term Investments and Net Other Assets (Liabilities) 2.1%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Office Services & Supplies - 0.0%
CyrusOne, Inc.	58,100	$ 1,230
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Facilities - 0.2%
Brookdale Senior Living, Inc. (a)	195,000	5,267
HOUSEHOLD DURABLES - 0.1%
Homebuilding - 0.1%
TRI Pointe Homes, Inc.	159,100	3,031
REAL ESTATE INVESTMENT TRUSTS - 96.3%
REITs - Apartments - 16.3%
American Campus Communities, Inc.	1,059,900	49,360
Apartment Investment & Management Co. Class A	3,059,974	83,476
AvalonBay Communities, Inc.	863,700	112,100
Camden Property Trust (SBI)	938,100	65,095
Education Realty Trust, Inc.	2,142,010	23,027
Equity Residential (SBI)	3,135,600	173,681
Home Properties, Inc.	581,500	35,745
Post Properties, Inc.	801,300	38,871
UDR, Inc.	2,174,341	51,945
TOTAL REITS - APARTMENTS		633,300
REITs - Factory Outlets - 1.7%
Tanger Factory Outlet Centers, Inc.	1,882,300	66,671
REITs - Health Care Facilities - 13.1%
HCP, Inc.	4,852,600	225,112
Ventas, Inc.	4,282,454	283,884
TOTAL REITS - HEALTH CARE FACILITIES		508,996
REITs - Hotels - 5.5%
Chesapeake Lodging Trust	499,420	10,663
Host Hotels & Resorts, Inc.	10,329,005	173,424
Sunstone Hotel Investors, Inc. (a)	2,772,500	32,078
TOTAL REITS - HOTELS		216,165
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - 20.8%
DCT Industrial Trust, Inc.	4,481,300	$ 31,638
Duke Realty LP	4,761,800	73,379
Extra Space Storage, Inc.	995,700	39,669
First Industrial Realty Trust, Inc. (a)	1,890,500	29,624
First Potomac Realty Trust	1,164,600	15,955
Prologis, Inc.	6,889,300	274,883
Public Storage	2,196,300	338,076
Stag Industrial, Inc.	210,000	4,141
Terreno Realty Corp.	235,000	3,925
TOTAL REITS - INDUSTRIAL BUILDINGS		811,290
REITs - Malls - 17.8%
CBL & Associates Properties, Inc.	2,685,850	57,719
General Growth Properties, Inc.	4,756,000	92,837
Simon Property Group, Inc.	2,905,772	465,442
The Macerich Co.	1,305,800	77,982
TOTAL REITS - MALLS		693,980
REITs - Management/Investment - 1.8%
Digital Realty Trust, Inc. (d)	735,500	49,948
Lexington Corporate Properties Trust	1,877,573	20,653
TOTAL REITS - MANAGEMENT/INVESTMENT		70,601
REITs - Mobile Home Parks - 0.9%
Sun Communities, Inc.	790,300	33,943
REITs - Mortgage - 0.7%
CapLease, Inc.	1,030,000	5,964
Newcastle Investment Corp.	1,948,000	20,435
TOTAL REITS - MORTGAGE		26,399
REITs - Office Buildings - 8.9%
Boston Properties, Inc.	1,097,300	115,524
Brandywine Realty Trust (SBI)	2,507,900	31,926
Cousins Properties, Inc.	625,000	5,563
Douglas Emmett, Inc.	1,429,200	33,329
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - continued
Highwoods Properties, Inc. (SBI)	1,346,123	$ 48,460
SL Green Realty Corp.	1,383,446	111,201
TOTAL REITS - OFFICE BUILDINGS		346,003
REITs - Shopping Centers - 8.8%
Cedar Shopping Centers, Inc.	1,028,405	5,667
DDR Corp.	5,678,167	94,201
Excel Trust, Inc.	832,200	10,469
Federal Realty Investment Trust (SBI)	223,800	23,689
Glimcher Realty Trust	2,466,979	27,433
Kimco Realty Corp.	5,543,800	115,145
Kite Realty Group Trust	1,536,550	9,296
Ramco-Gershenson Properties Trust (SBI)	832,124	12,582
Vornado Realty Trust	523,971	44,255
TOTAL REITS - SHOPPING CENTERS		342,737
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,750,085
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
Real Estate Operating Companies - 1.3%
Forest City Enterprises, Inc. Class A (a)	2,978,400	50,365
Gladstone Land Corp.	102,500	1,500
TOTAL REAL ESTATE OPERATING COMPANIES		51,865
TOTAL COMMON STOCKS (Cost $3,127,820)		3,811,478
Money Market Funds - 3.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	95,276,213	$ 95,276
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	32,179,875	32,180
TOTAL MONEY MARKET FUNDS (Cost $127,456)		127,456
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $3,255,276)		3,938,934
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(45,378)
NET ASSETS - 100%		$ 3,893,556
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 43
Fidelity Securities Lending Cash Central Fund	28
Total	$ 71
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,458) - See accompanying schedule: Unaffiliated issuers (cost $3,127,820)	$ 3,811,478
Fidelity Central Funds (cost $127,456)	127,456
Total Investments (cost $3,255,276)		$ 3,938,934
Receivable for investments sold		5,551
Receivable for fund shares sold		5,279
Dividends receivable		3,521
Distributions receivable from Fidelity Central Funds		13
Prepaid expenses		9
Other receivables		69
Total assets		3,953,376

Liabilities
Payable for investments purchased	$ 19,556
Payable for fund shares redeemed	5,501
Accrued management fee	1,776
Other affiliated payables	759
Other payables and accrued expenses	48
Collateral on securities loaned, at value	32,180
Total liabilities		59,820

Net Assets		$ 3,893,556
Net Assets consist of:
Paid in capital		$ 3,486,786
Undistributed net investment income		6,755
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(283,643)
Net unrealized appreciation (depreciation) on investments		683,658
Net Assets, for 117,060 shares outstanding		$ 3,893,556
Net Asset Value, offering price and redemption price per share ($3,893,556 ÷ 117,060 shares)		$ 33.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 46,364
Income from Fidelity Central Funds		71
Total income		46,435

Expenses
Management fee	$ 10,318
Transfer agent fees	4,081
Accounting and security lending fees	517
Custodian fees and expenses	23
Independent trustees' compensation	12
Registration fees	76
Audit	43
Legal	10
Miscellaneous	16
Total expenses before reductions	15,096
Expense reductions	(163)	14,933
Net investment income (loss)		31,502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	121,996
Foreign currency transactions	20
Total net realized gain (loss)		122,016
Change in net unrealized appreciation (depreciation) on investment securities		873
Net gain (loss)		122,889
Net increase (decrease) in net assets resulting from operations		$ 154,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,502	$ 43,261
Net realized gain (loss)	122,016	331,427
Change in net unrealized appreciation (depreciation)	873	38,547
Net increase (decrease) in net assets resulting from operations	154,391	413,235
Distributions to shareholders from net investment income	(31,780)	(41,015)
Share transactions Proceeds from sales of shares	512,172	837,688
Reinvestment of distributions	29,155	37,656
Cost of shares redeemed	(460,597)	(1,100,253)
Net increase (decrease) in net assets resulting from share transactions	80,730	(224,909)
Redemption fees	240	488
Total increase (decrease) in net assets	203,581	147,799

Net Assets
Beginning of period	3,689,975	3,542,176
End of period (including undistributed net investment income of $6,755 and undistributed net investment income of $7,033, respectively)	$ 3,893,556	$ 3,689,975
Other Information Shares
Sold	15,908	29,200
Issued in reinvestment of distributions	920	1,362
Redeemed	(14,452)	(39,033)
Net increase (decrease)	2,376	(8,471)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 32.18	$ 28.76	$ 23.32	$ 14.61	$ 26.12	$ 30.95
Income from Investment Operations
Net investment income (loss) D	.27	.36	.24	.38	.46	.54
Net realized and unrealized gain (loss)	1.09	3.41	5.47	8.74	(11.33)	(2.55)
Total from investment operations	1.36	3.77	5.71	9.12	(10.87)	(2.01)
Distributions from net investment income	(.28)	(.35)	(.27)	(.42)	(.55)	(.44)
Distributions from net realized gain	-	-	-	-	(.10)	(2.39)
Total distributions	(.28)	(.35)	(.27)	(.42)	(.65)	(2.83)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 33.26	$ 32.18	$ 28.76	$ 23.32	$ 14.61	$ 26.12
Total Return B, C	4.25%	13.31%	24.67%	63.10%	(41.77)%	(7.13)%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.84%	.85%	.90%	.92%	.88%
Expenses net of fee waivers, if any	.81% A	.84%	.85%	.90%	.92%	.88%
Expenses net of all reductions	.81% A	.84%	.85%	.90%	.92%	.88%
Net investment income (loss)	1.70% A	1.28%	.90%	1.86%	2.89%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$ 3,894	$ 3,690	$ 3,542	$ 3,067	$ 1,977	$ 4,812
Portfolio turnover rate F	26% A	26%	25%	46%	74%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) (formerly a fund of the Devonshire Trust) and is authorized to issue an unlimited number of shares. In November 2012, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Select Portfolios effective December 14, 2012 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 842,396
Gross unrealized depreciation	(294,568)
Net unrealized appreciation (depreciation) on securities and other investments	$ 547,828

Tax cost	$ 3,391,106

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (268,272)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $533,031 and $475,813, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $28. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $163 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Investment Portfolio

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a new management contract (the New Contract) between the fund and Fidelity SelectCo, LLC (SelectCo) and to submit the New Contract to shareholders for their approval. If the New Contract is approved by shareholders, effective August 1, 2013, SelectCo will serve as investment adviser to the fund. The terms of the New Contract are identical to those of the current management contract with FMR (the Current Contract), except with respect to the name of the investment adviser and the dates of execution and the initial two-year term of the contract. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the New Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in the fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of the services to be provided by SelectCo under the New Contract as well as the nature, quality, cost and extent of the advisory, administrative, distribution and shareholder services performed by the FMR and the sub-advisers, and by affiliated companies. The Board considered that, upon shareholder approval, SelectCo will render the same services to the fund under the New Contract that FMR currently renders to the fund under the Current Contract. The Board also considered that the New Contract would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Throughout the year, the Trustees had discussions with FMR about plans to establish SelectCo as a new investment adviser to manage sector-based funds and products. The Trustees considered Fidelity's rationale for creating a separate investment adviser and noted that a separate investment adviser may be better positioned to focus on opportunities for growth within the sector investing space and to focus on a distinct approach to sector investing and research.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the New Contract because the New Contract would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, if approved by shareholders, the New Contract would not result in any changes to the amount of the management fee paid by the fund, except that such fee would be paid to SelectCo rather than FMR. The Board noted that at previous meetings during the year it received and considered materials relating to its review of the management fee of the fund. This information includes comparisons that focus on the fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, as well as the fund's standing relative to non-Fidelity funds similar in size to the fund within the comparison group.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because there are no expected changes in the fund's management fee under the New Contract, the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or sub-advised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because there were no changes to the services to be provided or fees to be charged to the fund under the New Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the New Contract, like the Current Contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the New Contract is fair and reasonable, and that the New Contract should be approved and submitted to the fund's shareholders for their approval.

Semiannual Report

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve the management contract and sub-advisory agreements (collectively, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature of level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2013.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fees an total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors its believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

REA-USAN-0313
1.789292.109

Fidelity®

International Real Estate

Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.42%
Actual		$ 1,000.00	$ 1,215.40	$ 7.93
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class T	1.69%
Actual		$ 1,000.00	$ 1,213.20	$ 9.43
Hypothetical A		$ 1,000.00	$ 1,016.69	$ 8.59
Class B	2.17%
Actual		$ 1,000.00	$ 1,210.60	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.17%
Actual		$ 1,000.00	$ 1,210.00	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
International Real Estate	1.17%
Actual		$ 1,000.00	$ 1,217.00	$ 6.54
Hypothetical A		$ 1,000.00	$ 1,019.31	$ 5.96
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,217.00	$ 6.43
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Westfield Group unit	7.3	8.2
Sun Hung Kai Properties Ltd.	7.0	5.7
Mitsui Fudosan Co. Ltd.	6.4	5.9
Sumitomo Realty & Development Co. Ltd.	4.4	4.7
Mirvac Group unit	3.2	3.6
Hongkong Land Holdings Ltd.	3.0	0.0
UOL Group Ltd.	2.8	2.1
Wheelock and Co. Ltd.	2.4	0.5
Helical Bar PLC	2.4	2.0
Parkway Life REIT	2.1	2.0
	41.0
Top Five Countries as of January 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	18.5	19.9
Australia	15.6	16.5
Hong Kong	13.7	11.6
United Kingdom	12.2	12.9
Singapore	9.2	10.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	24.5	24.2
REITs - Office Buildings	4.2	5.5
REITs - Industrial Buildings	3.9	4.6
REITs - Shopping Centers	3.1	4.4
REITs - Health Care Facilities	2.1	2.0
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 94.8%		Stocks 95.5%
	Short-Term Investments and Net Other Assets (Liabilities) 5.2%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	94.8%	** Foreign investments	95.5%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 15.6%
Abacus Property Group unit	2,383,864	$ 5,344,671
ALE Property Group	834,109	2,026,655
Charter Hall Group unit	1,580,927	5,605,208
Goodman Group unit	1,743,126	8,179,793
Mirvac Group unit	8,147,021	13,508,184
Westfield Group unit	2,593,589	30,237,370
TOTAL AUSTRALIA		64,901,881
Bailiwick of Jersey - 1.7%
Atrium European Real Estate Ltd.	1,172,333	7,241,070
Belgium - 1.2%
Warehouses de Pauw	77,635	4,815,257
Bermuda - 6.1%
Great Eagle Holdings Ltd.	1,828,088	7,095,114
Hongkong Land Holdings Ltd.	1,584,000	12,402,720
Kerry Properties Ltd.	1,100,000	5,942,956
TOTAL BERMUDA		25,440,790
Brazil - 0.9%
BHG SA (Brazil Hospitality Group) (a)	104,600	1,044,766
Even Construtora e Incorporadora SA	428,300	2,101,334
Multiplan Empreendimentos Imobiliarios SA	26,400	762,960
TOTAL BRAZIL		3,909,060
Cayman Islands - 1.8%
KWG Property Holding Ltd.	5,071,000	3,844,738
SOHO China Ltd.	4,016,000	3,614,472
TOTAL CAYMAN ISLANDS		7,459,210
Chile - 0.3%
Parque Arauco SA	403,611	1,100,446
Finland - 0.8%
Sponda Oyj	668,000	3,238,027
France - 5.0%
Altarea	14,100	2,249,535
Klepierre SA	127,000	5,009,399
Societe de la Tour Eiffel	37,724	2,330,585
Societe Fonciere Lyonnaise SA	128,386	6,275,610
Unibail-Rodamco	20,557	4,858,135
TOTAL FRANCE		20,723,264
Common Stocks - continued
	Shares	Value
Germany - 2.8%
alstria office REIT-AG	229,600	$ 2,805,758
Deutsche EuroShop AG	91,289	3,888,381
IVG Immobilien AG (a)	210,000	676,347
Patrizia Immobilien AG (a)	482,989	4,292,227
TOTAL GERMANY		11,662,713
Hong Kong - 13.7%
Hang Lung Properties Ltd.	2,273,500	8,574,654
Hysan Development Co. Ltd.	1,012,703	5,099,163
Lai Sun Development Co. Ltd. (a)	24,167,000	1,059,491
Magnificent Estates Ltd.	56,770,000	3,403,828
Sun Hung Kai Properties Ltd.	1,771,347	29,075,544
Wheelock and Co. Ltd.	1,755,000	9,889,045
TOTAL HONG KONG		57,101,725
Italy - 1.1%
Beni Stabili SpA SIIQ	6,723,133	4,646,493
Japan - 18.5%
BLife Investment Corp.	739	6,182,241
Goldcrest Co. Ltd.	125,700	2,390,424
Japan Retail Fund Investment Corp.	2,086	3,950,956
Kenedix, Inc. (a)	8,255	2,577,290
Mitsui Fudosan Co. Ltd.	1,179,000	26,933,468
Nomura Real Estate Holdings, Inc.	290,500	5,295,680
Sumitomo Realty & Development Co. Ltd.	600,000	18,273,279
Tokyu Land Corp.	581,000	4,142,512
United Urban Investment Corp.	6,132	7,490,233
TOTAL JAPAN		77,236,083
Mexico - 0.7%
Corporacion Inmobiliaria Vesta SAB de CV (d)	1,534,803	2,968,305
Netherlands - 0.7%
VastNed Retail NV	60,900	2,749,443
Singapore - 9.2%
Global Logistic Properties Ltd.	3,683,000	8,213,211
Parkway Life REIT	4,704,000	8,855,751
UOL Group Ltd.	2,312,000	11,675,352
Wing Tai Holdings Ltd.	5,313,181	8,178,087
Yanlord Land Group Ltd. (a)	1,250,000	1,626,066
TOTAL SINGAPORE		38,548,467
Common Stocks - continued
	Shares	Value
Sweden - 2.5%
Castellum AB	254,300	$ 3,751,793
Hufvudstaden AB Series A	275,700	3,566,666
Wihlborgs Fastigheter AB	190,700	3,051,932
TOTAL SWEDEN		10,370,391
United Kingdom - 12.2%
Big Yellow Group PLC	1,174,900	6,894,548
Derwent London PLC	215,300	7,368,832
Hammerson PLC	827,858	6,377,157
Helical Bar PLC	2,691,627	9,818,517
Londonmetric Properity PLC	2,909,694	5,099,326
Quintain Estates & Development PLC (a)	2,524,500	2,452,362
Safestore Holdings PLC	2,915,100	5,779,186
Segro PLC	1,174,500	4,623,363
St. Modwen Properties PLC	688,600	2,588,323
TOTAL UNITED KINGDOM		51,001,614
TOTAL COMMON STOCKS (Cost $362,928,965)		395,114,239
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.16% (b)	23,813,665	23,813,665
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	81,228	81,228
TOTAL MONEY MARKET FUNDS (Cost $23,894,893)		23,894,893
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $386,823,858)		419,009,132
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,303,606)
NET ASSETS - 100%		$ 416,705,526
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,232
Fidelity Securities Lending Cash Central Fund	6,136
Total	$ 23,368
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 53,003,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,629) - See accompanying schedule: Unaffiliated issuers (cost $362,928,965)	$ 395,114,239
Fidelity Central Funds (cost $23,894,893)	23,894,893
Total Investments (cost $386,823,858)		$ 419,009,132
Foreign currency held at value (cost $676,373)		676,908
Receivable for investments sold		5,401,134
Receivable for fund shares sold		1,328,788
Dividends receivable		739,054
Distributions receivable from Fidelity Central Funds		3,962
Prepaid expenses		518
Receivable from investment adviser for expense reductions		89
Other receivables		44,531
Total assets		427,204,116

Liabilities
Payable for investments purchased	$ 7,970,546
Payable for fund shares redeemed	1,954,458
Accrued management fee	234,354
Distribution and service plan fees payable	9,525
Other affiliated payables	105,871
Other payables and accrued expenses	142,608
Collateral on securities loaned, at value	81,228
Total liabilities		10,498,590

Net Assets		$ 416,705,526
Net Assets consist of:
Paid in capital		$ 712,139,639
Undistributed net investment income		25,164
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(327,582,223)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,122,946
Net Assets		$ 416,705,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,422,774 ÷ 1,594,077 shares)	$ 9.68

Maximum offering price per share (100/94.25 of $9.68)	$ 10.27
Class T: Net Asset Value and redemption price per share ($4,107,249 ÷ 426,883 shares)	$ 9.62

Maximum offering price per share (100/96.50 of $9.62)	$ 9.97
Class B: Net Asset Value and offering price per share ($539,584 ÷ 56,455 shares)A	$ 9.56

Class C: Net Asset Value and offering price per share ($5,953,230 ÷ 626,335 shares)A	$ 9.50

International Real Estate: Net Asset Value, offering price and redemption price per share ($384,654,360 ÷ 39,412,088 shares)	$ 9.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,028,329 ÷ 619,651 shares)	$ 9.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 4,426,984
Interest		1,631
Income from Fidelity Central Funds		23,368
Income before foreign taxes withheld		4,451,983
Less foreign taxes withheld		(291,919)
Total income		4,160,064

Expenses
Management fee	$ 1,162,770
Transfer agent fees	487,160
Distribution and service plan fees	43,156
Accounting and security lending fees	85,517
Custodian fees and expenses	89,282
Independent trustees' compensation	1,011
Registration fees	60,053
Audit	39,867
Legal	788
Miscellaneous	1,242
Total expenses before reductions	1,970,846
Expense reductions	(21,351)	1,949,495
Net investment income (loss)		2,210,569
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,033)	3,866,267
Foreign currency transactions	(154)
Total net realized gain (loss)		3,866,113
Change in net unrealized appreciation (depreciation) on: Investment securities	59,463,564
Assets and liabilities in foreign currencies	(32,846)
Total change in net unrealized appreciation (depreciation)		59,430,718
Net gain (loss)		63,296,831
Net increase (decrease) in net assets resulting from operations		$ 65,507,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,210,569	$ 6,136,096
Net realized gain (loss)	3,866,113	(26,766,035)
Change in net unrealized appreciation (depreciation)	59,430,718	(38,755)
Net increase (decrease) in net assets resulting from operations	65,507,400	(20,668,694)
Distributions to shareholders from net investment income	(6,494,329)	(6,740,519)
Distributions to shareholders from net realized gain	(9,866,827)	(6,329,734)
Total distributions	(16,361,156)	(13,070,253)
Share transactions - net increase (decrease)	100,722,586	(36,696,766)
Redemption fees	38,757	82,484
Total increase (decrease) in net assets	149,907,587	(70,353,229)

Net Assets
Beginning of period	266,797,939	337,151,168
End of period (including undistributed net investment income of $25,164 and undistributed net investment income of $4,308,924, respectively)	$ 416,705,526	$ 266,797,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63	$ 15.71
Income from Investment Operations
Net investment income (loss) E	.05	.16	.34 H	.17	.18	.20
Net realized and unrealized gain (loss)	1.70	(.65)	1.04	.24	(2.57)	(3.48)
Total from investment operations	1.75	(.49)	1.38	.41	(2.39)	(3.28)
Distributions from net investment income	(.17)	(.17)	(.33)	(.07)	-	(.31)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.44)	(.35)	(.63) K	(.19)	-	(1.81)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.68	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63
Total Return B,C,D	21.54%	(4.88)%	16.76%	4.97%	(22.48)%	(23.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.44%	1.42%	1.44%	1.45%	1.38%
Expenses net of fee waivers, if any	1.42% A	1.44%	1.42%	1.44%	1.45%	1.38%
Expenses net of all reductions	1.41% A	1.37%	1.36%	1.39%	1.42%	1.35%
Net investment income (loss)	1.12% A	2.09%	3.67% H	2.02%	2.55%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,423	$ 7,117	$ 7,047	$ 7,250	$ 6,745	$ 9,976
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62	$ 15.70
Income from Investment Operations
Net investment income (loss) E	.04	.14	.31 H	.15	.17	.17
Net realized and unrealized gain (loss)	1.68	(.66)	1.04	.23	(2.58)	(3.48)
Total from investment operations	1.72	(.52)	1.35	.38	(2.41)	(3.31)
Distributions from net investment income	(.15)	(.14)	(.31)	(.06)	-	(.28)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.42)	(.32)	(.60)	(.18)	-	(1.78)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.62	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62
Total Return B,C,D	21.32%	(5.23)%	16.54%	4.68%	(22.69)%	(23.39)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A	1.72%	1.69%	1.70%	1.71%	1.64%
Expenses net of fee waivers, if any	1.69% A	1.70%	1.69%	1.70%	1.71%	1.64%
Expenses net of all reductions	1.68% A	1.63%	1.63%	1.65%	1.68%	1.60%
Net investment income (loss)	.85% A	1.83%	3.41% H	1.75%	2.29%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,107	$ 2,570	$ 2,496	$ 2,510	$ 2,080	$ 7,566
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.38%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58	$ 15.67
Income from Investment Operations
Net investment income (loss) E	.02	.10	.26 H	.11	.13	.11
Net realized and unrealized gain (loss)	1.67	(.64)	1.03	.23	(2.57)	(3.48)
Total from investment operations	1.69	(.54)	1.29	.34	(2.44)	(3.37)
Distributions from net investment income	(.10)	(.09)	(.27)	(.04)	-	(.23)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.37)	(.27)	(.56)	(.16)	-	(1.73)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.56	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58
Total Return B,C,D	21.06%	(5.61)%	15.90%	4.20%	(23.06)%	(23.80)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.17% A	2.19%	2.17%	2.19%	2.19%	2.14%
Expenses net of fee waivers, if any	2.17% A	2.19%	2.17%	2.19%	2.19%	2.14%
Expenses net of all reductions	2.16% A	2.12%	2.11%	2.14%	2.17%	2.11%
Net investment income (loss)	.37% A	1.34%	2.92% H	1.26%	1.81%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 540	$ 457	$ 570	$ 629	$ 606	$ 930
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .90%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57	$ 15.67
Income from Investment Operations
Net investment income (loss) E	.02	.10	.26 H	.11	.13	.11
Net realized and unrealized gain (loss)	1.66	(.64)	1.04	.22	(2.57)	(3.48)
Total from investment operations	1.68	(.54)	1.30	.33	(2.44)	(3.37)
Distributions from net investment income	(.12)	(.10)	(.28)	(.04)	-	(.24)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.39)	(.28)	(.57)	(.16)	-	(1.74)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.50	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57
Total Return B,C,D	21.00%	(5.68)%	16.07%	4.10%	(23.08)%	(23.78)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.17% A	2.19%	2.17%	2.18%	2.19%	2.14%
Expenses net of fee waivers, if any	2.17% A	2.19%	2.17%	2.18%	2.19%	2.14%
Expenses net of all reductions	2.16% A	2.12%	2.11%	2.14%	2.17%	2.11%
Net investment income (loss)	.37% A	1.34%	2.92% H	1.27%	1.81%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,953	$ 3,164	$ 3,208	$ 3,201	$ 2,496	$ 3,477
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .89%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68	$ 15.73
Income from Investment Operations
Net investment income (loss) D	.06	.18	.36 G	.19	.20	.25
Net realized and unrealized gain (loss)	1.72	(.67)	1.06	.25	(2.59)	(3.50)
Total from investment operations	1.78	(.49)	1.42	.44	(2.39)	(3.25)
Distributions from net investment income	(.19)	(.19)	(.35)	(.08)	-	(.31)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.46)	(.37)	(.65) J	(.20)	-	(1.81)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 9.76	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68
Total Return B,C	21.70%	(4.76)%	17.15%	5.29%	(22.38)%	(22.97)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.17% A	1.19%	1.17%	1.19%	1.19%	1.11%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.17%	1.19%	1.19%	1.10%
Expenses net of all reductions	1.16% A	1.12%	1.11%	1.14%	1.16%	1.07%
Net investment income (loss)	1.37% A	2.34%	3.92% G	2.27%	2.81%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,654	$ 251,543	$ 322,045	$ 318,032	$ 336,126	$ 572,985
Portfolio turnover rate F	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66	$ 15.73
Income from Investment Operations
Net investment income (loss) D	.06	.18	.36 G	.19	.20	.24
Net realized and unrealized gain (loss)	1.71	(.67)	1.06	.24	(2.58)	(3.49)
Total from investment operations	1.77	(.49)	1.42	.43	(2.38)	(3.25)
Distributions from net investment income	(.19)	(.20)	(.35)	(.08)	-	(.33)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.46)	(.37) J	(.65) K	(.20)	-	(1.83)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 9.73	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66
Total Return B,C	21.70%	(4.73)%	17.18%	5.18%	(22.33)%	(22.98)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.15% A	1.19%	1.17%	1.18%	1.19%	1.13%
Expenses net of fee waivers, if any	1.15% A	1.19%	1.17%	1.18%	1.19%	1.13%
Expenses net of all reductions	1.13% A	1.12%	1.11%	1.14%	1.17%	1.10%
Net investment income (loss)	1.40% A	2.34%	3.92% G	2.27%	2.81%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,028	$ 1,947	$ 1,785	$ 1,425	$ 1,600	$ 3,289
Portfolio turnover rate F	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) (formerly a fund of Fidelity Securities Fund) and is authorized to issue an unlimited number of shares. In November 2012, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Select Portfolios effective December 14, 2012 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

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3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 41,693,066
Gross unrealized depreciation	(15,180,514)
Net unrealized appreciation (depreciation) on securities and other investments	$ 26,512,552

Tax cost	$ 392,496,580

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total with expiration	$ (289,916,707)
No expiration
Short-term	$ (13,155,668)
Long-term	(2,131,040)
Total no expiration	(15,286,708)
Total capital loss carryforward	$ (305,203,415)

The Fund intends to elect to defer to its fiscal year ending July 31, 2013 approximately $13,183,916 of capital losses recognized during the period November 1, 2012 to July 31, 2013.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $172,914,459 and $95,846,275, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

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5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,240	$ -
Class T	.25%	.25%	7,594	2
Class B	.75%	.25%	2,440	1,830
Class C	.75%	.25%	19,882	4,071
			$ 43,156	$ 5,903

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,399
Class T	1,758
Class B*	161
Class C*	43
$ 4,361

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 15,587.29
Class T	4,888.32
Class B	729.30
Class C	5,799.29
International Real Estate	455,920.30
Institutional Class	4,237.27
	$ 487,160

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $374 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,136. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	1.70%	$ 144

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,197 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

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Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 172,173	$ 129,790
Class T	50,314	38,723
Class B	5,555	5,465
Class C	50,764	34,224
International Real Estate	6,155,855	6,491,807
Institutional Class	59,668	40,510
Total	$ 6,494,329	$ 6,740,519
From net realized gain
Class A	$ 314,199	$ 132,606
Class T	95,309	47,658
Class B	14,984	10,422
Class C	122,968	62,457
International Real Estate	9,219,723	6,040,035
Institutional Class	99,644	36,556
Total	$ 9,866,827	$ 6,329,734

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	839,821	561,131	$ 7,555,627	$ 4,326,130
Reinvestment of distributions	49,316	30,139	436,835	225,090
Shares redeemed	(145,804)	(505,235)	(1,301,483)	(3,930,366)
Net increase (decrease)	743,333	86,035	$ 6,690,979	$ 620,854
Class T
Shares sold	173,498	121,127	$ 1,574,231	$ 960,744
Reinvestment of distributions	15,671	11,086	136,967	82,612
Shares redeemed	(71,327)	(95,807)	(634,074)	(730,690)
Net increase (decrease)	117,842	36,406	$ 1,077,124	$ 312,666

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class B
Shares sold	10,087	10,309	$ 91,774	$ 80,691
Reinvestment of distributions	2,066	2,053	17,871	15,253
Shares redeemed	(11,240)	(19,799)	(100,790)	(151,766)
Net increase (decrease)	913	(7,437)	$ 8,855	$ (55,822)
Class C
Shares sold	290,720	126,213	$ 2,627,410	$ 1,000,819
Reinvestment of distributions	17,498	11,099	151,342	82,243
Shares redeemed	(67,391)	(107,140)	(585,895)	(798,655)
Net increase (decrease)	240,827	30,172	$ 2,192,857	$ 284,407
International Real Estate
Shares sold	12,844,895	6,073,777	$ 117,008,101	$ 47,017,817
Reinvestment of distributions	1,655,369	1,561,125	14,646,695	11,751,117
Shares redeemed	(4,891,591)	(12,463,432)	(44,507,786)	(96,926,190)
Net increase (decrease)	9,608,673	(4,828,530)	$ 87,147,010	$ (38,157,256)
Institutional Class
Shares sold	421,912	125,764	$ 3,908,399	$ 977,184
Reinvestment of distributions	14,563	8,633	130,213	64,775
Shares redeemed	(48,070)	(95,484)	(432,851)	(743,574)
Net increase (decrease)	388,405	38,913	$ 3,605,761	$ 298,385

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a new management contract (the New Contract) between the fund and Fidelity SelectCo, LLC (SelectCo) and to submit the New Contract to shareholders for their approval. If the New Contract is approved by shareholders, effective August 1, 2013, SelectCo will serve as investment adviser to the fund. The terms of the New Contract are identical to those of the current management contract with FMR (the Current Contract), except with respect to the name of the investment adviser and the dates of execution and the initial two-year term of the contract. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the New Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in the fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of the services to be provided by SelectCo under the New Contract as well as the nature, quality, cost and extent of the advisory, administrative, distribution and shareholder services performed by the FMR and the sub-advisers, and by affiliated companies. The Board considered that, upon shareholder approval, SelectCo will render the same services to the fund under the New Contract that FMR currently renders to the fund under the Current Contract. The Board also considered that the New Contract would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Throughout the year, the Trustees had discussions with FMR about plans to establish SelectCo as a new investment adviser to manage sector-based funds and products. The Trustees considered Fidelity's rationale for creating a separate investment adviser and noted that a separate investment adviser may be better positioned to focus on opportunities for growth within the sector investing space and to focus on a distinct approach to sector investing and research.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the New Contract because the New Contract would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, if approved by shareholders, the New Contract would not result in any changes to the amount of the management fee paid by the fund, except that such fee would be paid to SelectCo rather than FMR. The Board noted that at previous meetings during the year it received and considered materials relating to its review of the management fee of the fund. This information includes comparisons that focus on the fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, as well as the fund's standing relative to non-Fidelity funds similar in size to the fund within the comparison group.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because there are no expected changes in the fund's management fee under the New Contract, the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or sub-advised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because there were no changes to the services to be provided or fees to be charged to the fund under the New Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

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In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the New Contract, like the Current Contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the New Contract is fair and reasonable, and that the New Contract should be approved and submitted to the fund's shareholders for their approval.

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve the management contract and sub-advisory agreements (collectively, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature of level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2013.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance,

Semiannual Report

competitiveness of management fees an total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors its believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisers

FIL Investment Advisers (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IRE-USAN-0313
1.801329.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Class A, Class T,
Class B, and Class C

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® International
Real Estate Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.42%
Actual		$ 1,000.00	$ 1,215.40	$ 7.93
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class T	1.69%
Actual		$ 1,000.00	$ 1,213.20	$ 9.43
Hypothetical A		$ 1,000.00	$ 1,016.69	$ 8.59
Class B	2.17%
Actual		$ 1,000.00	$ 1,210.60	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.17%
Actual		$ 1,000.00	$ 1,210.00	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
International Real Estate	1.17%
Actual		$ 1,000.00	$ 1,217.00	$ 6.54
Hypothetical A		$ 1,000.00	$ 1,019.31	$ 5.96
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,217.00	$ 6.43
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Westfield Group unit	7.3	8.2
Sun Hung Kai Properties Ltd.	7.0	5.7
Mitsui Fudosan Co. Ltd.	6.4	5.9
Sumitomo Realty & Development Co. Ltd.	4.4	4.7
Mirvac Group unit	3.2	3.6
Hongkong Land Holdings Ltd.	3.0	0.0
UOL Group Ltd.	2.8	2.1
Wheelock and Co. Ltd.	2.4	0.5
Helical Bar PLC	2.4	2.0
Parkway Life REIT	2.1	2.0
	41.0
Top Five Countries as of January 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	18.5	19.9
Australia	15.6	16.5
Hong Kong	13.7	11.6
United Kingdom	12.2	12.9
Singapore	9.2	10.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	24.5	24.2
REITs - Office Buildings	4.2	5.5
REITs - Industrial Buildings	3.9	4.6
REITs - Shopping Centers	3.1	4.4
REITs - Health Care Facilities	2.1	2.0
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 94.8%		Stocks 95.5%
	Short-Term Investments and Net Other Assets (Liabilities) 5.2%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	94.8%	** Foreign investments	95.5%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 15.6%
Abacus Property Group unit	2,383,864	$ 5,344,671
ALE Property Group	834,109	2,026,655
Charter Hall Group unit	1,580,927	5,605,208
Goodman Group unit	1,743,126	8,179,793
Mirvac Group unit	8,147,021	13,508,184
Westfield Group unit	2,593,589	30,237,370
TOTAL AUSTRALIA		64,901,881
Bailiwick of Jersey - 1.7%
Atrium European Real Estate Ltd.	1,172,333	7,241,070
Belgium - 1.2%
Warehouses de Pauw	77,635	4,815,257
Bermuda - 6.1%
Great Eagle Holdings Ltd.	1,828,088	7,095,114
Hongkong Land Holdings Ltd.	1,584,000	12,402,720
Kerry Properties Ltd.	1,100,000	5,942,956
TOTAL BERMUDA		25,440,790
Brazil - 0.9%
BHG SA (Brazil Hospitality Group) (a)	104,600	1,044,766
Even Construtora e Incorporadora SA	428,300	2,101,334
Multiplan Empreendimentos Imobiliarios SA	26,400	762,960
TOTAL BRAZIL		3,909,060
Cayman Islands - 1.8%
KWG Property Holding Ltd.	5,071,000	3,844,738
SOHO China Ltd.	4,016,000	3,614,472
TOTAL CAYMAN ISLANDS		7,459,210
Chile - 0.3%
Parque Arauco SA	403,611	1,100,446
Finland - 0.8%
Sponda Oyj	668,000	3,238,027
France - 5.0%
Altarea	14,100	2,249,535
Klepierre SA	127,000	5,009,399
Societe de la Tour Eiffel	37,724	2,330,585
Societe Fonciere Lyonnaise SA	128,386	6,275,610
Unibail-Rodamco	20,557	4,858,135
TOTAL FRANCE		20,723,264
Common Stocks - continued
	Shares	Value
Germany - 2.8%
alstria office REIT-AG	229,600	$ 2,805,758
Deutsche EuroShop AG	91,289	3,888,381
IVG Immobilien AG (a)	210,000	676,347
Patrizia Immobilien AG (a)	482,989	4,292,227
TOTAL GERMANY		11,662,713
Hong Kong - 13.7%
Hang Lung Properties Ltd.	2,273,500	8,574,654
Hysan Development Co. Ltd.	1,012,703	5,099,163
Lai Sun Development Co. Ltd. (a)	24,167,000	1,059,491
Magnificent Estates Ltd.	56,770,000	3,403,828
Sun Hung Kai Properties Ltd.	1,771,347	29,075,544
Wheelock and Co. Ltd.	1,755,000	9,889,045
TOTAL HONG KONG		57,101,725
Italy - 1.1%
Beni Stabili SpA SIIQ	6,723,133	4,646,493
Japan - 18.5%
BLife Investment Corp.	739	6,182,241
Goldcrest Co. Ltd.	125,700	2,390,424
Japan Retail Fund Investment Corp.	2,086	3,950,956
Kenedix, Inc. (a)	8,255	2,577,290
Mitsui Fudosan Co. Ltd.	1,179,000	26,933,468
Nomura Real Estate Holdings, Inc.	290,500	5,295,680
Sumitomo Realty & Development Co. Ltd.	600,000	18,273,279
Tokyu Land Corp.	581,000	4,142,512
United Urban Investment Corp.	6,132	7,490,233
TOTAL JAPAN		77,236,083
Mexico - 0.7%
Corporacion Inmobiliaria Vesta SAB de CV (d)	1,534,803	2,968,305
Netherlands - 0.7%
VastNed Retail NV	60,900	2,749,443
Singapore - 9.2%
Global Logistic Properties Ltd.	3,683,000	8,213,211
Parkway Life REIT	4,704,000	8,855,751
UOL Group Ltd.	2,312,000	11,675,352
Wing Tai Holdings Ltd.	5,313,181	8,178,087
Yanlord Land Group Ltd. (a)	1,250,000	1,626,066
TOTAL SINGAPORE		38,548,467
Common Stocks - continued
	Shares	Value
Sweden - 2.5%
Castellum AB	254,300	$ 3,751,793
Hufvudstaden AB Series A	275,700	3,566,666
Wihlborgs Fastigheter AB	190,700	3,051,932
TOTAL SWEDEN		10,370,391
United Kingdom - 12.2%
Big Yellow Group PLC	1,174,900	6,894,548
Derwent London PLC	215,300	7,368,832
Hammerson PLC	827,858	6,377,157
Helical Bar PLC	2,691,627	9,818,517
Londonmetric Properity PLC	2,909,694	5,099,326
Quintain Estates & Development PLC (a)	2,524,500	2,452,362
Safestore Holdings PLC	2,915,100	5,779,186
Segro PLC	1,174,500	4,623,363
St. Modwen Properties PLC	688,600	2,588,323
TOTAL UNITED KINGDOM		51,001,614
TOTAL COMMON STOCKS (Cost $362,928,965)		395,114,239
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.16% (b)	23,813,665	23,813,665
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	81,228	81,228
TOTAL MONEY MARKET FUNDS (Cost $23,894,893)		23,894,893
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $386,823,858)		419,009,132
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,303,606)
NET ASSETS - 100%		$ 416,705,526
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,232
Fidelity Securities Lending Cash Central Fund	6,136
Total	$ 23,368
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 53,003,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,629) - See accompanying schedule: Unaffiliated issuers (cost $362,928,965)	$ 395,114,239
Fidelity Central Funds (cost $23,894,893)	23,894,893
Total Investments (cost $386,823,858)		$ 419,009,132
Foreign currency held at value (cost $676,373)		676,908
Receivable for investments sold		5,401,134
Receivable for fund shares sold		1,328,788
Dividends receivable		739,054
Distributions receivable from Fidelity Central Funds		3,962
Prepaid expenses		518
Receivable from investment adviser for expense reductions		89
Other receivables		44,531
Total assets		427,204,116

Liabilities
Payable for investments purchased	$ 7,970,546
Payable for fund shares redeemed	1,954,458
Accrued management fee	234,354
Distribution and service plan fees payable	9,525
Other affiliated payables	105,871
Other payables and accrued expenses	142,608
Collateral on securities loaned, at value	81,228
Total liabilities		10,498,590

Net Assets		$ 416,705,526
Net Assets consist of:
Paid in capital		$ 712,139,639
Undistributed net investment income		25,164
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(327,582,223)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,122,946
Net Assets		$ 416,705,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,422,774 ÷ 1,594,077 shares)	$ 9.68

Maximum offering price per share (100/94.25 of $9.68)	$ 10.27
Class T: Net Asset Value and redemption price per share ($4,107,249 ÷ 426,883 shares)	$ 9.62

Maximum offering price per share (100/96.50 of $9.62)	$ 9.97
Class B: Net Asset Value and offering price per share ($539,584 ÷ 56,455 shares)A	$ 9.56

Class C: Net Asset Value and offering price per share ($5,953,230 ÷ 626,335 shares)A	$ 9.50

International Real Estate: Net Asset Value, offering price and redemption price per share ($384,654,360 ÷ 39,412,088 shares)	$ 9.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,028,329 ÷ 619,651 shares)	$ 9.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 4,426,984
Interest		1,631
Income from Fidelity Central Funds		23,368
Income before foreign taxes withheld		4,451,983
Less foreign taxes withheld		(291,919)
Total income		4,160,064

Expenses
Management fee	$ 1,162,770
Transfer agent fees	487,160
Distribution and service plan fees	43,156
Accounting and security lending fees	85,517
Custodian fees and expenses	89,282
Independent trustees' compensation	1,011
Registration fees	60,053
Audit	39,867
Legal	788
Miscellaneous	1,242
Total expenses before reductions	1,970,846
Expense reductions	(21,351)	1,949,495
Net investment income (loss)		2,210,569
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,033)	3,866,267
Foreign currency transactions	(154)
Total net realized gain (loss)		3,866,113
Change in net unrealized appreciation (depreciation) on: Investment securities	59,463,564
Assets and liabilities in foreign currencies	(32,846)
Total change in net unrealized appreciation (depreciation)		59,430,718
Net gain (loss)		63,296,831
Net increase (decrease) in net assets resulting from operations		$ 65,507,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,210,569	$ 6,136,096
Net realized gain (loss)	3,866,113	(26,766,035)
Change in net unrealized appreciation (depreciation)	59,430,718	(38,755)
Net increase (decrease) in net assets resulting from operations	65,507,400	(20,668,694)
Distributions to shareholders from net investment income	(6,494,329)	(6,740,519)
Distributions to shareholders from net realized gain	(9,866,827)	(6,329,734)
Total distributions	(16,361,156)	(13,070,253)
Share transactions - net increase (decrease)	100,722,586	(36,696,766)
Redemption fees	38,757	82,484
Total increase (decrease) in net assets	149,907,587	(70,353,229)

Net Assets
Beginning of period	266,797,939	337,151,168
End of period (including undistributed net investment income of $25,164 and undistributed net investment income of $4,308,924, respectively)	$ 416,705,526	$ 266,797,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63	$ 15.71
Income from Investment Operations
Net investment income (loss) E	.05	.16	.34 H	.17	.18	.20
Net realized and unrealized gain (loss)	1.70	(.65)	1.04	.24	(2.57)	(3.48)
Total from investment operations	1.75	(.49)	1.38	.41	(2.39)	(3.28)
Distributions from net investment income	(.17)	(.17)	(.33)	(.07)	-	(.31)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.44)	(.35)	(.63) K	(.19)	-	(1.81)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.68	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63
Total Return B,C,D	21.54%	(4.88)%	16.76%	4.97%	(22.48)%	(23.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.44%	1.42%	1.44%	1.45%	1.38%
Expenses net of fee waivers, if any	1.42% A	1.44%	1.42%	1.44%	1.45%	1.38%
Expenses net of all reductions	1.41% A	1.37%	1.36%	1.39%	1.42%	1.35%
Net investment income (loss)	1.12% A	2.09%	3.67% H	2.02%	2.55%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,423	$ 7,117	$ 7,047	$ 7,250	$ 6,745	$ 9,976
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62	$ 15.70
Income from Investment Operations
Net investment income (loss) E	.04	.14	.31 H	.15	.17	.17
Net realized and unrealized gain (loss)	1.68	(.66)	1.04	.23	(2.58)	(3.48)
Total from investment operations	1.72	(.52)	1.35	.38	(2.41)	(3.31)
Distributions from net investment income	(.15)	(.14)	(.31)	(.06)	-	(.28)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.42)	(.32)	(.60)	(.18)	-	(1.78)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.62	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62
Total Return B,C,D	21.32%	(5.23)%	16.54%	4.68%	(22.69)%	(23.39)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A	1.72%	1.69%	1.70%	1.71%	1.64%
Expenses net of fee waivers, if any	1.69% A	1.70%	1.69%	1.70%	1.71%	1.64%
Expenses net of all reductions	1.68% A	1.63%	1.63%	1.65%	1.68%	1.60%
Net investment income (loss)	.85% A	1.83%	3.41% H	1.75%	2.29%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,107	$ 2,570	$ 2,496	$ 2,510	$ 2,080	$ 7,566
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.38%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58	$ 15.67
Income from Investment Operations
Net investment income (loss) E	.02	.10	.26 H	.11	.13	.11
Net realized and unrealized gain (loss)	1.67	(.64)	1.03	.23	(2.57)	(3.48)
Total from investment operations	1.69	(.54)	1.29	.34	(2.44)	(3.37)
Distributions from net investment income	(.10)	(.09)	(.27)	(.04)	-	(.23)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.37)	(.27)	(.56)	(.16)	-	(1.73)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.56	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58
Total Return B,C,D	21.06%	(5.61)%	15.90%	4.20%	(23.06)%	(23.80)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.17% A	2.19%	2.17%	2.19%	2.19%	2.14%
Expenses net of fee waivers, if any	2.17% A	2.19%	2.17%	2.19%	2.19%	2.14%
Expenses net of all reductions	2.16% A	2.12%	2.11%	2.14%	2.17%	2.11%
Net investment income (loss)	.37% A	1.34%	2.92% H	1.26%	1.81%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 540	$ 457	$ 570	$ 629	$ 606	$ 930
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .90%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57	$ 15.67
Income from Investment Operations
Net investment income (loss) E	.02	.10	.26 H	.11	.13	.11
Net realized and unrealized gain (loss)	1.66	(.64)	1.04	.22	(2.57)	(3.48)
Total from investment operations	1.68	(.54)	1.30	.33	(2.44)	(3.37)
Distributions from net investment income	(.12)	(.10)	(.28)	(.04)	-	(.24)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.39)	(.28)	(.57)	(.16)	-	(1.74)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.50	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57
Total Return B,C,D	21.00%	(5.68)%	16.07%	4.10%	(23.08)%	(23.78)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.17% A	2.19%	2.17%	2.18%	2.19%	2.14%
Expenses net of fee waivers, if any	2.17% A	2.19%	2.17%	2.18%	2.19%	2.14%
Expenses net of all reductions	2.16% A	2.12%	2.11%	2.14%	2.17%	2.11%
Net investment income (loss)	.37% A	1.34%	2.92% H	1.27%	1.81%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,953	$ 3,164	$ 3,208	$ 3,201	$ 2,496	$ 3,477
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .89%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68	$ 15.73
Income from Investment Operations
Net investment income (loss) D	.06	.18	.36 G	.19	.20	.25
Net realized and unrealized gain (loss)	1.72	(.67)	1.06	.25	(2.59)	(3.50)
Total from investment operations	1.78	(.49)	1.42	.44	(2.39)	(3.25)
Distributions from net investment income	(.19)	(.19)	(.35)	(.08)	-	(.31)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.46)	(.37)	(.65) J	(.20)	-	(1.81)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 9.76	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68
Total Return B,C	21.70%	(4.76)%	17.15%	5.29%	(22.38)%	(22.97)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.17% A	1.19%	1.17%	1.19%	1.19%	1.11%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.17%	1.19%	1.19%	1.10%
Expenses net of all reductions	1.16% A	1.12%	1.11%	1.14%	1.16%	1.07%
Net investment income (loss)	1.37% A	2.34%	3.92% G	2.27%	2.81%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,654	$ 251,543	$ 322,045	$ 318,032	$ 336,126	$ 572,985
Portfolio turnover rate F	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66	$ 15.73
Income from Investment Operations
Net investment income (loss) D	.06	.18	.36 G	.19	.20	.24
Net realized and unrealized gain (loss)	1.71	(.67)	1.06	.24	(2.58)	(3.49)
Total from investment operations	1.77	(.49)	1.42	.43	(2.38)	(3.25)
Distributions from net investment income	(.19)	(.20)	(.35)	(.08)	-	(.33)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.46)	(.37) J	(.65) K	(.20)	-	(1.83)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 9.73	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66
Total Return B,C	21.70%	(4.73)%	17.18%	5.18%	(22.33)%	(22.98)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.15% A	1.19%	1.17%	1.18%	1.19%	1.13%
Expenses net of fee waivers, if any	1.15% A	1.19%	1.17%	1.18%	1.19%	1.13%
Expenses net of all reductions	1.13% A	1.12%	1.11%	1.14%	1.17%	1.10%
Net investment income (loss)	1.40% A	2.34%	3.92% G	2.27%	2.81%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,028	$ 1,947	$ 1,785	$ 1,425	$ 1,600	$ 3,289
Portfolio turnover rate F	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) (formerly a fund of Fidelity Securities Fund) and is authorized to issue an unlimited number of shares. In November 2012, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Select Portfolios effective December 14, 2012 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 41,693,066
Gross unrealized depreciation	(15,180,514)
Net unrealized appreciation (depreciation) on securities and other investments	$ 26,512,552

Tax cost	$ 392,496,580

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total with expiration	$ (289,916,707)
No expiration
Short-term	$ (13,155,668)
Long-term	(2,131,040)
Total no expiration	(15,286,708)
Total capital loss carryforward	$ (305,203,415)

The Fund intends to elect to defer to its fiscal year ending July 31, 2013 approximately $13,183,916 of capital losses recognized during the period November 1, 2012 to July 31, 2013.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $172,914,459 and $95,846,275, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,240	$ -
Class T	.25%	.25%	7,594	2
Class B	.75%	.25%	2,440	1,830
Class C	.75%	.25%	19,882	4,071
			$ 43,156	$ 5,903

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,399
Class T	1,758
Class B*	161
Class C*	43
$ 4,361

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 15,587.29
Class T	4,888.32
Class B	729.30
Class C	5,799.29
International Real Estate	455,920.30
Institutional Class	4,237.27
	$ 487,160

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $374 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,136. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	1.70%	$ 144

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,197 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 172,173	$ 129,790
Class T	50,314	38,723
Class B	5,555	5,465
Class C	50,764	34,224
International Real Estate	6,155,855	6,491,807
Institutional Class	59,668	40,510
Total	$ 6,494,329	$ 6,740,519
From net realized gain
Class A	$ 314,199	$ 132,606
Class T	95,309	47,658
Class B	14,984	10,422
Class C	122,968	62,457
International Real Estate	9,219,723	6,040,035
Institutional Class	99,644	36,556
Total	$ 9,866,827	$ 6,329,734

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	839,821	561,131	$ 7,555,627	$ 4,326,130
Reinvestment of distributions	49,316	30,139	436,835	225,090
Shares redeemed	(145,804)	(505,235)	(1,301,483)	(3,930,366)
Net increase (decrease)	743,333	86,035	$ 6,690,979	$ 620,854
Class T
Shares sold	173,498	121,127	$ 1,574,231	$ 960,744
Reinvestment of distributions	15,671	11,086	136,967	82,612
Shares redeemed	(71,327)	(95,807)	(634,074)	(730,690)
Net increase (decrease)	117,842	36,406	$ 1,077,124	$ 312,666

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class B
Shares sold	10,087	10,309	$ 91,774	$ 80,691
Reinvestment of distributions	2,066	2,053	17,871	15,253
Shares redeemed	(11,240)	(19,799)	(100,790)	(151,766)
Net increase (decrease)	913	(7,437)	$ 8,855	$ (55,822)
Class C
Shares sold	290,720	126,213	$ 2,627,410	$ 1,000,819
Reinvestment of distributions	17,498	11,099	151,342	82,243
Shares redeemed	(67,391)	(107,140)	(585,895)	(798,655)
Net increase (decrease)	240,827	30,172	$ 2,192,857	$ 284,407
International Real Estate
Shares sold	12,844,895	6,073,777	$ 117,008,101	$ 47,017,817
Reinvestment of distributions	1,655,369	1,561,125	14,646,695	11,751,117
Shares redeemed	(4,891,591)	(12,463,432)	(44,507,786)	(96,926,190)
Net increase (decrease)	9,608,673	(4,828,530)	$ 87,147,010	$ (38,157,256)
Institutional Class
Shares sold	421,912	125,764	$ 3,908,399	$ 977,184
Reinvestment of distributions	14,563	8,633	130,213	64,775
Shares redeemed	(48,070)	(95,484)	(432,851)	(743,574)
Net increase (decrease)	388,405	38,913	$ 3,605,761	$ 298,385

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a new management contract (the New Contract) between the fund and Fidelity SelectCo, LLC (SelectCo) and to submit the New Contract to shareholders for their approval. If the New Contract is approved by shareholders, effective August 1, 2013, SelectCo will serve as investment adviser to the fund. The terms of the New Contract are identical to those of the current management contract with FMR (the Current Contract), except with respect to the name of the investment adviser and the dates of execution and the initial two-year term of the contract. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the New Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in the fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of the services to be provided by SelectCo under the New Contract as well as the nature, quality, cost and extent of the advisory, administrative, distribution and shareholder services performed by the FMR and the sub-advisers, and by affiliated companies. The Board considered that, upon shareholder approval, SelectCo will render the same services to the fund under the New Contract that FMR currently renders to the fund under the Current Contract. The Board also considered that the New Contract would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Throughout the year, the Trustees had discussions with FMR about plans to establish SelectCo as a new investment adviser to manage sector-based funds and products. The Trustees considered Fidelity's rationale for creating a separate investment adviser and noted that a separate investment adviser may be better positioned to focus on opportunities for growth within the sector investing space and to focus on a distinct approach to sector investing and research.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the New Contract because the New Contract would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, if approved by shareholders, the New Contract would not result in any changes to the amount of the management fee paid by the fund, except that such fee would be paid to SelectCo rather than FMR. The Board noted that at previous meetings during the year it received and considered materials relating to its review of the management fee of the fund. This information includes comparisons that focus on the fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, as well as the fund's standing relative to non-Fidelity funds similar in size to the fund within the comparison group.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because there are no expected changes in the fund's management fee under the New Contract, the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or sub-advised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because there were no changes to the services to be provided or fees to be charged to the fund under the New Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

Semiannual Report

In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the New Contract, like the Current Contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the New Contract is fair and reasonable, and that the New Contract should be approved and submitted to the fund's shareholders for their approval.

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve the management contract and sub-advisory agreements (collectively, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature of level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2013.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance,

Semiannual Report

competitiveness of management fees an total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors its believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AIRE-USAN-0313
1.843181.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Institutional Class

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Real Estate Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.42%
Actual		$ 1,000.00	$ 1,215.40	$ 7.93
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class T	1.69%
Actual		$ 1,000.00	$ 1,213.20	$ 9.43
Hypothetical A		$ 1,000.00	$ 1,016.69	$ 8.59
Class B	2.17%
Actual		$ 1,000.00	$ 1,210.60	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.17%
Actual		$ 1,000.00	$ 1,210.00	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,014.27	$ 11.02
International Real Estate	1.17%
Actual		$ 1,000.00	$ 1,217.00	$ 6.54
Hypothetical A		$ 1,000.00	$ 1,019.31	$ 5.96
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,217.00	$ 6.43
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Westfield Group unit	7.3	8.2
Sun Hung Kai Properties Ltd.	7.0	5.7
Mitsui Fudosan Co. Ltd.	6.4	5.9
Sumitomo Realty & Development Co. Ltd.	4.4	4.7
Mirvac Group unit	3.2	3.6
Hongkong Land Holdings Ltd.	3.0	0.0
UOL Group Ltd.	2.8	2.1
Wheelock and Co. Ltd.	2.4	0.5
Helical Bar PLC	2.4	2.0
Parkway Life REIT	2.1	2.0
	41.0
Top Five Countries as of January 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	18.5	19.9
Australia	15.6	16.5
Hong Kong	13.7	11.6
United Kingdom	12.2	12.9
Singapore	9.2	10.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	24.5	24.2
REITs - Office Buildings	4.2	5.5
REITs - Industrial Buildings	3.9	4.6
REITs - Shopping Centers	3.1	4.4
REITs - Health Care Facilities	2.1	2.0
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 94.8%		Stocks 95.5%
	Short-Term Investments and Net Other Assets (Liabilities) 5.2%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	94.8%	** Foreign investments	95.5%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 15.6%
Abacus Property Group unit	2,383,864	$ 5,344,671
ALE Property Group	834,109	2,026,655
Charter Hall Group unit	1,580,927	5,605,208
Goodman Group unit	1,743,126	8,179,793
Mirvac Group unit	8,147,021	13,508,184
Westfield Group unit	2,593,589	30,237,370
TOTAL AUSTRALIA		64,901,881
Bailiwick of Jersey - 1.7%
Atrium European Real Estate Ltd.	1,172,333	7,241,070
Belgium - 1.2%
Warehouses de Pauw	77,635	4,815,257
Bermuda - 6.1%
Great Eagle Holdings Ltd.	1,828,088	7,095,114
Hongkong Land Holdings Ltd.	1,584,000	12,402,720
Kerry Properties Ltd.	1,100,000	5,942,956
TOTAL BERMUDA		25,440,790
Brazil - 0.9%
BHG SA (Brazil Hospitality Group) (a)	104,600	1,044,766
Even Construtora e Incorporadora SA	428,300	2,101,334
Multiplan Empreendimentos Imobiliarios SA	26,400	762,960
TOTAL BRAZIL		3,909,060
Cayman Islands - 1.8%
KWG Property Holding Ltd.	5,071,000	3,844,738
SOHO China Ltd.	4,016,000	3,614,472
TOTAL CAYMAN ISLANDS		7,459,210
Chile - 0.3%
Parque Arauco SA	403,611	1,100,446
Finland - 0.8%
Sponda Oyj	668,000	3,238,027
France - 5.0%
Altarea	14,100	2,249,535
Klepierre SA	127,000	5,009,399
Societe de la Tour Eiffel	37,724	2,330,585
Societe Fonciere Lyonnaise SA	128,386	6,275,610
Unibail-Rodamco	20,557	4,858,135
TOTAL FRANCE		20,723,264
Common Stocks - continued
	Shares	Value
Germany - 2.8%
alstria office REIT-AG	229,600	$ 2,805,758
Deutsche EuroShop AG	91,289	3,888,381
IVG Immobilien AG (a)	210,000	676,347
Patrizia Immobilien AG (a)	482,989	4,292,227
TOTAL GERMANY		11,662,713
Hong Kong - 13.7%
Hang Lung Properties Ltd.	2,273,500	8,574,654
Hysan Development Co. Ltd.	1,012,703	5,099,163
Lai Sun Development Co. Ltd. (a)	24,167,000	1,059,491
Magnificent Estates Ltd.	56,770,000	3,403,828
Sun Hung Kai Properties Ltd.	1,771,347	29,075,544
Wheelock and Co. Ltd.	1,755,000	9,889,045
TOTAL HONG KONG		57,101,725
Italy - 1.1%
Beni Stabili SpA SIIQ	6,723,133	4,646,493
Japan - 18.5%
BLife Investment Corp.	739	6,182,241
Goldcrest Co. Ltd.	125,700	2,390,424
Japan Retail Fund Investment Corp.	2,086	3,950,956
Kenedix, Inc. (a)	8,255	2,577,290
Mitsui Fudosan Co. Ltd.	1,179,000	26,933,468
Nomura Real Estate Holdings, Inc.	290,500	5,295,680
Sumitomo Realty & Development Co. Ltd.	600,000	18,273,279
Tokyu Land Corp.	581,000	4,142,512
United Urban Investment Corp.	6,132	7,490,233
TOTAL JAPAN		77,236,083
Mexico - 0.7%
Corporacion Inmobiliaria Vesta SAB de CV (d)	1,534,803	2,968,305
Netherlands - 0.7%
VastNed Retail NV	60,900	2,749,443
Singapore - 9.2%
Global Logistic Properties Ltd.	3,683,000	8,213,211
Parkway Life REIT	4,704,000	8,855,751
UOL Group Ltd.	2,312,000	11,675,352
Wing Tai Holdings Ltd.	5,313,181	8,178,087
Yanlord Land Group Ltd. (a)	1,250,000	1,626,066
TOTAL SINGAPORE		38,548,467
Common Stocks - continued
	Shares	Value
Sweden - 2.5%
Castellum AB	254,300	$ 3,751,793
Hufvudstaden AB Series A	275,700	3,566,666
Wihlborgs Fastigheter AB	190,700	3,051,932
TOTAL SWEDEN		10,370,391
United Kingdom - 12.2%
Big Yellow Group PLC	1,174,900	6,894,548
Derwent London PLC	215,300	7,368,832
Hammerson PLC	827,858	6,377,157
Helical Bar PLC	2,691,627	9,818,517
Londonmetric Properity PLC	2,909,694	5,099,326
Quintain Estates & Development PLC (a)	2,524,500	2,452,362
Safestore Holdings PLC	2,915,100	5,779,186
Segro PLC	1,174,500	4,623,363
St. Modwen Properties PLC	688,600	2,588,323
TOTAL UNITED KINGDOM		51,001,614
TOTAL COMMON STOCKS (Cost $362,928,965)		395,114,239
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.16% (b)	23,813,665	23,813,665
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	81,228	81,228
TOTAL MONEY MARKET FUNDS (Cost $23,894,893)		23,894,893
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $386,823,858)		419,009,132
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,303,606)
NET ASSETS - 100%		$ 416,705,526
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,232
Fidelity Securities Lending Cash Central Fund	6,136
Total	$ 23,368
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 53,003,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,629) - See accompanying schedule: Unaffiliated issuers (cost $362,928,965)	$ 395,114,239
Fidelity Central Funds (cost $23,894,893)	23,894,893
Total Investments (cost $386,823,858)		$ 419,009,132
Foreign currency held at value (cost $676,373)		676,908
Receivable for investments sold		5,401,134
Receivable for fund shares sold		1,328,788
Dividends receivable		739,054
Distributions receivable from Fidelity Central Funds		3,962
Prepaid expenses		518
Receivable from investment adviser for expense reductions		89
Other receivables		44,531
Total assets		427,204,116

Liabilities
Payable for investments purchased	$ 7,970,546
Payable for fund shares redeemed	1,954,458
Accrued management fee	234,354
Distribution and service plan fees payable	9,525
Other affiliated payables	105,871
Other payables and accrued expenses	142,608
Collateral on securities loaned, at value	81,228
Total liabilities		10,498,590

Net Assets		$ 416,705,526
Net Assets consist of:
Paid in capital		$ 712,139,639
Undistributed net investment income		25,164
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(327,582,223)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,122,946
Net Assets		$ 416,705,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,422,774 ÷ 1,594,077 shares)	$ 9.68

Maximum offering price per share (100/94.25 of $9.68)	$ 10.27
Class T: Net Asset Value and redemption price per share ($4,107,249 ÷ 426,883 shares)	$ 9.62

Maximum offering price per share (100/96.50 of $9.62)	$ 9.97
Class B: Net Asset Value and offering price per share ($539,584 ÷ 56,455 shares)A	$ 9.56

Class C: Net Asset Value and offering price per share ($5,953,230 ÷ 626,335 shares)A	$ 9.50

International Real Estate: Net Asset Value, offering price and redemption price per share ($384,654,360 ÷ 39,412,088 shares)	$ 9.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,028,329 ÷ 619,651 shares)	$ 9.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 4,426,984
Interest		1,631
Income from Fidelity Central Funds		23,368
Income before foreign taxes withheld		4,451,983
Less foreign taxes withheld		(291,919)
Total income		4,160,064

Expenses
Management fee	$ 1,162,770
Transfer agent fees	487,160
Distribution and service plan fees	43,156
Accounting and security lending fees	85,517
Custodian fees and expenses	89,282
Independent trustees' compensation	1,011
Registration fees	60,053
Audit	39,867
Legal	788
Miscellaneous	1,242
Total expenses before reductions	1,970,846
Expense reductions	(21,351)	1,949,495
Net investment income (loss)		2,210,569
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,033)	3,866,267
Foreign currency transactions	(154)
Total net realized gain (loss)		3,866,113
Change in net unrealized appreciation (depreciation) on: Investment securities	59,463,564
Assets and liabilities in foreign currencies	(32,846)
Total change in net unrealized appreciation (depreciation)		59,430,718
Net gain (loss)		63,296,831
Net increase (decrease) in net assets resulting from operations		$ 65,507,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,210,569	$ 6,136,096
Net realized gain (loss)	3,866,113	(26,766,035)
Change in net unrealized appreciation (depreciation)	59,430,718	(38,755)
Net increase (decrease) in net assets resulting from operations	65,507,400	(20,668,694)
Distributions to shareholders from net investment income	(6,494,329)	(6,740,519)
Distributions to shareholders from net realized gain	(9,866,827)	(6,329,734)
Total distributions	(16,361,156)	(13,070,253)
Share transactions - net increase (decrease)	100,722,586	(36,696,766)
Redemption fees	38,757	82,484
Total increase (decrease) in net assets	149,907,587	(70,353,229)

Net Assets
Beginning of period	266,797,939	337,151,168
End of period (including undistributed net investment income of $25,164 and undistributed net investment income of $4,308,924, respectively)	$ 416,705,526	$ 266,797,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63	$ 15.71
Income from Investment Operations
Net investment income (loss) E	.05	.16	.34 H	.17	.18	.20
Net realized and unrealized gain (loss)	1.70	(.65)	1.04	.24	(2.57)	(3.48)
Total from investment operations	1.75	(.49)	1.38	.41	(2.39)	(3.28)
Distributions from net investment income	(.17)	(.17)	(.33)	(.07)	-	(.31)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.44)	(.35)	(.63) K	(.19)	-	(1.81)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.68	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63
Total Return B,C,D	21.54%	(4.88)%	16.76%	4.97%	(22.48)%	(23.20)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.44%	1.42%	1.44%	1.45%	1.38%
Expenses net of fee waivers, if any	1.42% A	1.44%	1.42%	1.44%	1.45%	1.38%
Expenses net of all reductions	1.41% A	1.37%	1.36%	1.39%	1.42%	1.35%
Net investment income (loss)	1.12% A	2.09%	3.67% H	2.02%	2.55%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,423	$ 7,117	$ 7,047	$ 7,250	$ 6,745	$ 9,976
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62	$ 15.70
Income from Investment Operations
Net investment income (loss) E	.04	.14	.31 H	.15	.17	.17
Net realized and unrealized gain (loss)	1.68	(.66)	1.04	.23	(2.58)	(3.48)
Total from investment operations	1.72	(.52)	1.35	.38	(2.41)	(3.31)
Distributions from net investment income	(.15)	(.14)	(.31)	(.06)	-	(.28)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.42)	(.32)	(.60)	(.18)	-	(1.78)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.62	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62
Total Return B,C,D	21.32%	(5.23)%	16.54%	4.68%	(22.69)%	(23.39)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A	1.72%	1.69%	1.70%	1.71%	1.64%
Expenses net of fee waivers, if any	1.69% A	1.70%	1.69%	1.70%	1.71%	1.64%
Expenses net of all reductions	1.68% A	1.63%	1.63%	1.65%	1.68%	1.60%
Net investment income (loss)	.85% A	1.83%	3.41% H	1.75%	2.29%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,107	$ 2,570	$ 2,496	$ 2,510	$ 2,080	$ 7,566
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.38%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58	$ 15.67
Income from Investment Operations
Net investment income (loss) E	.02	.10	.26 H	.11	.13	.11
Net realized and unrealized gain (loss)	1.67	(.64)	1.03	.23	(2.57)	(3.48)
Total from investment operations	1.69	(.54)	1.29	.34	(2.44)	(3.37)
Distributions from net investment income	(.10)	(.09)	(.27)	(.04)	-	(.23)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.37)	(.27)	(.56)	(.16)	-	(1.73)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.56	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58
Total Return B,C,D	21.06%	(5.61)%	15.90%	4.20%	(23.06)%	(23.80)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.17% A	2.19%	2.17%	2.19%	2.19%	2.14%
Expenses net of fee waivers, if any	2.17% A	2.19%	2.17%	2.19%	2.19%	2.14%
Expenses net of all reductions	2.16% A	2.12%	2.11%	2.14%	2.17%	2.11%
Net investment income (loss)	.37% A	1.34%	2.92% H	1.26%	1.81%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 540	$ 457	$ 570	$ 629	$ 606	$ 930
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .90%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57	$ 15.67
Income from Investment Operations
Net investment income (loss) E	.02	.10	.26 H	.11	.13	.11
Net realized and unrealized gain (loss)	1.66	(.64)	1.04	.22	(2.57)	(3.48)
Total from investment operations	1.68	(.54)	1.30	.33	(2.44)	(3.37)
Distributions from net investment income	(.12)	(.10)	(.28)	(.04)	-	(.24)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.39)	(.28)	(.57)	(.16)	-	(1.74)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.50	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57
Total Return B,C,D	21.00%	(5.68)%	16.07%	4.10%	(23.08)%	(23.78)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.17% A	2.19%	2.17%	2.18%	2.19%	2.14%
Expenses net of fee waivers, if any	2.17% A	2.19%	2.17%	2.18%	2.19%	2.14%
Expenses net of all reductions	2.16% A	2.12%	2.11%	2.14%	2.17%	2.11%
Net investment income (loss)	.37% A	1.34%	2.92% H	1.27%	1.81%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,953	$ 3,164	$ 3,208	$ 3,201	$ 2,496	$ 3,477
Portfolio turnover rate G	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .89%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68	$ 15.73
Income from Investment Operations
Net investment income (loss) D	.06	.18	.36 G	.19	.20	.25
Net realized and unrealized gain (loss)	1.72	(.67)	1.06	.25	(2.59)	(3.50)
Total from investment operations	1.78	(.49)	1.42	.44	(2.39)	(3.25)
Distributions from net investment income	(.19)	(.19)	(.35)	(.08)	-	(.31)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.46)	(.37)	(.65) J	(.20)	-	(1.81)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 9.76	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68
Total Return B,C	21.70%	(4.76)%	17.15%	5.29%	(22.38)%	(22.97)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.17% A	1.19%	1.17%	1.19%	1.19%	1.11%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.17%	1.19%	1.19%	1.10%
Expenses net of all reductions	1.16% A	1.12%	1.11%	1.14%	1.16%	1.07%
Net investment income (loss)	1.37% A	2.34%	3.92% G	2.27%	2.81%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,654	$ 251,543	$ 322,045	$ 318,032	$ 336,126	$ 572,985
Portfolio turnover rate F	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66	$ 15.73
Income from Investment Operations
Net investment income (loss) D	.06	.18	.36 G	.19	.20	.24
Net realized and unrealized gain (loss)	1.71	(.67)	1.06	.24	(2.58)	(3.49)
Total from investment operations	1.77	(.49)	1.42	.43	(2.38)	(3.25)
Distributions from net investment income	(.19)	(.20)	(.35)	(.08)	-	(.33)
Distributions from net realized gain	(.27)	(.18)	(.29)	(.12)	-	(1.50)
Total distributions	(.46)	(.37) J	(.65) K	(.20)	-	(1.83)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 9.73	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66
Total Return B,C	21.70%	(4.73)%	17.18%	5.18%	(22.33)%	(22.98)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.15% A	1.19%	1.17%	1.18%	1.19%	1.13%
Expenses net of fee waivers, if any	1.15% A	1.19%	1.17%	1.18%	1.19%	1.13%
Expenses net of all reductions	1.13% A	1.12%	1.11%	1.14%	1.17%	1.10%
Net investment income (loss)	1.40% A	2.34%	3.92% G	2.27%	2.81%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,028	$ 1,947	$ 1,785	$ 1,425	$ 1,600	$ 3,289
Portfolio turnover rate F	62% A	138%	131%	95%	55%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) (formerly a fund of Fidelity Securities Fund) and is authorized to issue an unlimited number of shares. In November 2012, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Select Portfolios effective December 14, 2012 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 41,693,066
Gross unrealized depreciation	(15,180,514)
Net unrealized appreciation (depreciation) on securities and other investments	$ 26,512,552

Tax cost	$ 392,496,580

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total with expiration	$ (289,916,707)
No expiration
Short-term	$ (13,155,668)
Long-term	(2,131,040)
Total no expiration	(15,286,708)
Total capital loss carryforward	$ (305,203,415)

The Fund intends to elect to defer to its fiscal year ending July 31, 2013 approximately $13,183,916 of capital losses recognized during the period November 1, 2012 to July 31, 2013.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $172,914,459 and $95,846,275, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

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5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,240	$ -
Class T	.25%	.25%	7,594	2
Class B	.75%	.25%	2,440	1,830
Class C	.75%	.25%	19,882	4,071
			$ 43,156	$ 5,903

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,399
Class T	1,758
Class B*	161
Class C*	43
$ 4,361

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 15,587.29
Class T	4,888.32
Class B	729.30
Class C	5,799.29
International Real Estate	455,920.30
Institutional Class	4,237.27
	$ 487,160

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $374 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,136. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	1.70%	$ 144

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,197 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 172,173	$ 129,790
Class T	50,314	38,723
Class B	5,555	5,465
Class C	50,764	34,224
International Real Estate	6,155,855	6,491,807
Institutional Class	59,668	40,510
Total	$ 6,494,329	$ 6,740,519
From net realized gain
Class A	$ 314,199	$ 132,606
Class T	95,309	47,658
Class B	14,984	10,422
Class C	122,968	62,457
International Real Estate	9,219,723	6,040,035
Institutional Class	99,644	36,556
Total	$ 9,866,827	$ 6,329,734

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	839,821	561,131	$ 7,555,627	$ 4,326,130
Reinvestment of distributions	49,316	30,139	436,835	225,090
Shares redeemed	(145,804)	(505,235)	(1,301,483)	(3,930,366)
Net increase (decrease)	743,333	86,035	$ 6,690,979	$ 620,854
Class T
Shares sold	173,498	121,127	$ 1,574,231	$ 960,744
Reinvestment of distributions	15,671	11,086	136,967	82,612
Shares redeemed	(71,327)	(95,807)	(634,074)	(730,690)
Net increase (decrease)	117,842	36,406	$ 1,077,124	$ 312,666

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class B
Shares sold	10,087	10,309	$ 91,774	$ 80,691
Reinvestment of distributions	2,066	2,053	17,871	15,253
Shares redeemed	(11,240)	(19,799)	(100,790)	(151,766)
Net increase (decrease)	913	(7,437)	$ 8,855	$ (55,822)
Class C
Shares sold	290,720	126,213	$ 2,627,410	$ 1,000,819
Reinvestment of distributions	17,498	11,099	151,342	82,243
Shares redeemed	(67,391)	(107,140)	(585,895)	(798,655)
Net increase (decrease)	240,827	30,172	$ 2,192,857	$ 284,407
International Real Estate
Shares sold	12,844,895	6,073,777	$ 117,008,101	$ 47,017,817
Reinvestment of distributions	1,655,369	1,561,125	14,646,695	11,751,117
Shares redeemed	(4,891,591)	(12,463,432)	(44,507,786)	(96,926,190)
Net increase (decrease)	9,608,673	(4,828,530)	$ 87,147,010	$ (38,157,256)
Institutional Class
Shares sold	421,912	125,764	$ 3,908,399	$ 977,184
Reinvestment of distributions	14,563	8,633	130,213	64,775
Shares redeemed	(48,070)	(95,484)	(432,851)	(743,574)
Net increase (decrease)	388,405	38,913	$ 3,605,761	$ 298,385

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a new management contract (the New Contract) between the fund and Fidelity SelectCo, LLC (SelectCo) and to submit the New Contract to shareholders for their approval. If the New Contract is approved by shareholders, effective August 1, 2013, SelectCo will serve as investment adviser to the fund. The terms of the New Contract are identical to those of the current management contract with FMR (the Current Contract), except with respect to the name of the investment adviser and the dates of execution and the initial two-year term of the contract. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the New Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in the fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of the services to be provided by SelectCo under the New Contract as well as the nature, quality, cost and extent of the advisory, administrative, distribution and shareholder services performed by the FMR and the sub-advisers, and by affiliated companies. The Board considered that, upon shareholder approval, SelectCo will render the same services to the fund under the New Contract that FMR currently renders to the fund under the Current Contract. The Board also considered that the New Contract would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Throughout the year, the Trustees had discussions with FMR about plans to establish SelectCo as a new investment adviser to manage sector-based funds and products. The Trustees considered Fidelity's rationale for creating a separate investment adviser and noted that a separate investment adviser may be better positioned to focus on opportunities for growth within the sector investing space and to focus on a distinct approach to sector investing and research.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the New Contract because the New Contract would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, if approved by shareholders, the New Contract would not result in any changes to the amount of the management fee paid by the fund, except that such fee would be paid to SelectCo rather than FMR. The Board noted that at previous meetings during the year it received and considered materials relating to its review of the management fee of the fund. This information includes comparisons that focus on the fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, as well as the fund's standing relative to non-Fidelity funds similar in size to the fund within the comparison group.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because there are no expected changes in the fund's management fee under the New Contract, the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or sub-advised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because there were no changes to the services to be provided or fees to be charged to the fund under the New Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

Semiannual Report

In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the New Contract, like the Current Contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the New Contract is fair and reasonable, and that the New Contract should be approved and submitted to the fund's shareholders for their approval.

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve the management contract and sub-advisory agreements (collectively, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature of level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2013.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance,

Semiannual Report

competitiveness of management fees an total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors its believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AIREI-USAN-0313
1.843174.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2013